LINES OF CREDIT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
LINES OF CREDIT
LINES OF CREDIT

NOTE 10 – LINES OF CREDIT

A summary of the Company’s lines of credit as of September 30, 2024 and December 31, 2023, is presented below:

	September 30, 2024	December 31, 2023
National	$3,011,102	$3,918,523
Alpha	1,030,943	1,130,140
Pancreta	1,560,803	1,122,210
EFG	386,577	459,400
Ending balance	$5,989,425	$6,630,273

The Company has three lines of credit with the National Bank of Greece, which are renewed annually. The three lines have interest rates of 6.00% (the "National Bank LOC"), 3.6% (the "COSME 2 Facility"), and 3.6% plus the six-month Euribor rate and any contributions currently in force by law on certain lines of credit (the "COSME 1 Facility").

The maximum borrowing allowed for the 6% line of credit was $3,315,638 and $3,290,945 as of September 30, 2024 and December 31, 2023, respectively. The outstanding balance of the facility was $2,102,765 and $2,829,828, as of September 30, 2024 and December 31, 2023, respectively.

The cumulative maximum borrowing allowed for the COSME 1 Facility and COSME 2 Facility (collectively, the "Facilities") was $1,114,500 and $1,106,200 as of September 30, 2024 and December 31, 2023, respectively. The outstanding balance of the Facilities was $943,466 and $1,099,255 as of September 30, 2024 and December 31, 2023, respectively.

The Company maintains a line of credit with Alpha Bank of Greece ("Alpha LOC"), which is renewed annually and has a current interest rate of 6.00%. The maximum borrowing allowed was $1,114,500 and $1,106,200 as of September 30, 2024 and December 31, 2023, respectively. The outstanding balance of the Alpha LOC was $1,030,944 and $1,130,141, as of September 30, 2024 and December 31, 2023, respectively.

The Company holds a line of credit with Pancreta Bank ("Pancreta LOC"), which is renewed annually and has a current interest rate of 4.10%. The maximum borrowing allowed as of September 30, 2024 and December 31, 2023 was $1,549,155 and $1,537,618, respectively. The outstanding balance of the Pancreta LOC as of September 30, 2024 and December 31, 2023 was $1,560,802 and $1,122,210, respectively.

The Company maintains a line of credit with EGF ("EGF LOC"), which is renewed annually and has a current interest rate of 4.49% plus 3-month Euribor. The maximum borrowing allowed as of September 30, 2024 and December 31, 2023 was $445,800 and $459,400, respectively. The outstanding balance of the EGF LOC as of September 30, 2024 and December 31, 2023 was $386,577 and $459,400, respectively.

Under the aforementioned line of credit agreements, the Company is required to maintain certain financial ratios and covenants. As of September 30, 2024, and December 31, 2023, the Company was in compliance with these ratios and covenants.

All lines of credit are guaranteed by customer receivable checks, which are a type of factoring in which postponed customer checks are assigned by the Company to the bank, in order to be financed at an agreed upon rate.

Interest expense on the Company’s outstanding lines of credit balances for the three and nine months ended September 30, 2024 and 2023, was $89,868 and $37,536, and 275,246 and $204,654, respectively.

NOTE 10 – LINES OF CREDIT

A summary of the Company’s lines of credit as of December 31, 2023 and 2022, is presented below:

	December 31, 2023	December 31, 2022
National	$3,918,523	$3,103,605
Alpha	1,130,140	991,492
Pancreta	1,122,210	1,232,128
EFG	459,400	431,512
Ending balance	$6,630,273	$5,758,737

The Company has three lines of credit with the National Bank of Greece, which are renewed annually. The three lines have interest rates of 6.00% (the “National Bank LOC”), 3.6% (the “COSME 2 Facility”), and 3.6% plus the six-month Euribor rate and any contributions currently in force by law on certain lines of credit (the “COSME 1 Facility”).

The maximum borrowing allowed for the 6% line of credit was $3,290,945 and $3,182,655 as of December 31, 2023 and 2022, respectively. The outstanding balance of the facility was $2,829,828 and $2,118,952, as of December 31, 2023 and 2022, respectively.

The cumulative maximum borrowing allowed for the COSME 1 Facility and COSME 2 Facility (collectively, the “Facilities”) was $1,106,200 and $1,069,800 as of December 31, 2023 and 2022, respectively. The outstanding balance of the Facilities was $1,099,255 and $984,653 as of December 31, 2023 and 2022, respectively.

The Company maintains a line of credit with Alpha Bank of Greece (“Alpha LOC”), which is renewed annually and has a current interest rate of 6.00%. The maximum borrowing allowed was $1,106,200 and $1,069,800 as of December 31, 2023 and 2022, respectively. The outstanding balance of the Alpha LOC was $1,130,141 and $991,429, as of December 31, 2023 and 2022, respectively.

The Company holds a line of credit with Pancreta Bank (“Pancreta LOC”), which is renewed annually and has a current interest rate of 4.10%. The maximum borrowing allowed as of December 31, 2023 and 2022 was $1,537,618 and $1,487,022, respectively. The outstanding balance of the Pancreta LOC as of December 31, 2023 and 2022 was $1,122,210 and $1,232,128, respectively.

The Company maintains a line of credit with EGF (“EGF LOC”), which is renewed annually and has a current interest rate of 4.49%. The maximum borrowing allowed as of December 31, 2023 and 2022 was $442,480 and $427,920, respectively. The outstanding balance of the EGF LOC as of December 31, 2023 and 2022 was $459,400 and $431,512, respectively.

Under the aforementioned line of credit agreements, the Company is required to maintain certain financial ratios and covenants. As of December 31, 2023 and 2022, the Company was in compliance with these ratios and covenants.

All lines of credit are guaranteed by customer receivable checks, which are a type of factoring in which postponed customer checks are assigned by the Company to the bank, in order to be financed at an agreed upon rate.

Interest expense on the Company’s outstanding lines of credit balances for the years ended December 31, 2023 and 2022, was $393,628 and $294,156, respectively.